Consolidated Statements of Shareholder's Equity - USD ($) $ in Millions	Total	Common stock	Additional paid- in capital	Accumulated other comprehensive loss	Accumulated deficit
Balance at beginning of period at Dec. 31, 2018	$ 956	$ 2	$ 4,332	$ (81)	$ (3,297)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income	63			(12)	75
Balance at end of period at Dec. 31, 2019	1,019	2	4,332	(93)	(3,222)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income	108			23	85
Forgiveness of related party debt	300		300
Balance at end of period at Dec. 31, 2020	1,427	2	4,632	(70)	(3,137)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income	166			12	154
Balance at end of period at Dec. 31, 2021	$ 1,593	$ 2	$ 4,632	$ (58)	$ (2,983)